Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Summary of disaggregation of revenue
Company’s consolidated financial statements as of and for the year ended December 31, 2020 in accordance with ASC Topic 606. The following table summarizes the Company’s recurring and non-recurring
revenues (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Recurring revenue	$167.3	$165.1	$332.0	$330.0
Non-recurring revenues	8.1	8.1	16.3	15.7

Total	$175.4	$173.2	$348.3	$345.7

However, revenues from installation services are deferred and recognized ratably over the period of the contract term as discussed in Note 2 in accordance with ASC Topic 606.

	2020	2019	2018
Recurring revenue	$657.4	$648.6	$691.8
Non-recurring revenues	33.1	30.0	11.5

Total	$690.5	$678.6	$703.3

Summary of disclosure of opening and closing balances of the çompany's receivables contract asset, current contract asset, noncurrent deferred revenue, current and deferred revenue, noncurrent
The following table summarizes the opening and closing balances of the Company’s receivables; contract asset, current; contract asset, non-current;
deferred revenue, current; and deferred revenue,
non-current
(in millions):

	Receivables	Contract asset, current	Contract asset, non- current	Deferred revenue, current	Deferred revenue, non-current
Closing balances as of December 31, 2019	$65.2	$32.5	$23.8	$14.6	$9.6
Net increase (decrease) during the three months ended March 31, 2020	16.7	(1.7)	(3.3)	(0.8)	—

Closing balances as of March 31, 2020	81.9	30.8	20.5	13.8	9.6
Net increase (decrease) during the three months ended June 30, 2020	(29.1)	(2.1)	(2.8)	(1.1)	0.2

Closing balances as of June 30, 2020	$52.8	$28.7	$17.7	$12.7	$9.8

Closing balances as of December 31, 2020	$33.5	$23.8	$16.8	$15.6	$18.1
Net (decrease) increase during the three months ended March 31, 2021	(20.9)	(1.8)	(2.7)	(0.5)	(2.0)

Closing balances as of March 31, 2021	12.6	22.0	14.1	15.1	16.1
Net (decrease) increase during the three months ended June 30, 2021	3.7	(2.4)	(1.5)	(0.4)	(0.8)

Closing balances as of June 30, 2021	$16.3	$19.6	$12.6	$14.7	$15.3

The following table summarizes the opening and closing balances of the Company’s receivables; contract asset, current; contract asset, non-current;
deferred revenue, current; and deferred revenue,
non-current
(in millions):

	Receivables	Contract asset, current	Contract asset, non -current	Deferred revenue, current	Deferred revenue, non -current
Beginning balances as of January 1, 2018 (1)	$61.9	6.1	21.9	3.5	6.2
Closing balances as of December 31, 2018	86.8	23.4	26.6	12.3	7.6
Net increase during the year ended December 31, 2018	24.9	17.3	4.7	8.8	1.4
Closing balances as of December 31, 2019	65.2	32.5	23.8	14.6	9.6
Net (decrease) increase during the year ended December 31, 2019	(21.6)	9.1	(2.8)	2.3	2.0
Closing balances as of December 31, 2020	33.5	23.8	16.8	15.6	18.1
Net (decrease) increase during the year ended December 31, 2020	(31.7)	(8.7)	(7.0)	1.0	8.5

(1)	Represents adjusted balance upon retrospective adoption of ASC Topic 606 and recast for discontinued operations.